Revenues, Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 46,240,892	$ 65,069,003	$ 97,515,511
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 42,180,126	65,069,003	97,515,511
Pool [Member]
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 4,060,766	$ 0	$ 0